Non-Trade Accounts Receivable and Payable - Schedule of Non-Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	$ 11,644	$ 11,653
Less: Provision for credit losses	(9,000)	(10,160)
Non-trade accounts receivable, net of provision for credit losses	2,644	1,493
Short-term Loan Receivable [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	9,617	11,653
Short-term loan receivable - related parties [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	361
Toll processing [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	870
Other receivables [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	361
Other receivables - related parties [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	$ 436